FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value of Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financial Instruments
Real estate securities, available-for-sale	$ 984,263	[1]	$ 1,691,575	[1]
Real estate related loans, held-for-sale, net	437,530		843,132
Residential mortgage loans, held-for-investment, net	255,450		292,461
Residential mortgage loans, held-for-sale, net	2,185		2,471
Subprime mortgage loans subject to call option	406,217		405,814
Restricted Cash	5,889		2,064
Cash and Cash Equivalents	74,133		231,898
Non-hedge derivative assets	43,662		165
Investments in senior housing real estate, net	1,362,900		162,801
Investments in other real estate	266,170		6,672
Intangibles	199,725		19,086
Other investments	25,468		24,907
Receivables and other assets	141,887		17,362
Assets of discontinued operations	690,746		245,069
Total Assets	4,852,563		3,945,312
Financial Instruments
CDO bonds payable	544,525		1,091,354
Other bonds and notes payable	230,279		183,390
Repurchase agreements	556,347		929,435
Mortgage notes payable	1,076,828		120,525
Credit facilities, golf	152,498
Financing of subprime mortgage loans subject to call option (B)	406,217		405,814
Junior subordinated notes payable	51,237		51,243
Liabilities of discontinued operations	295,267		480
Total Liabilities	3,626,439		2,872,252
Total Mortgage Notes Payable
Weighted Average
Weighted Average Yield/Funding Cost	4.75%
Weighted Average Maturity (Years)	6 years 9 months 18 days
Media and Golf Credit Facilities
Weighted Average
Weighted Average Yield/Funding Cost	5.19%
Weighted Average Maturity (Years)	4 years
Junior Subordinated Debt
Weighted Average
Weighted Average Yield/Funding Cost	7.39%
Weighted Average Maturity (Years)	21 years 3 months 18 days
CDO Bonds Payable
Weighted Average
Weighted Average Yield/Funding Cost	2.26%	[2]
Weighted Average Maturity (Years)	1 year 10 months 24 days	[2]
Other Bonds and Notes Payable
Weighted Average
Weighted Average Yield/Funding Cost	3.50%	[2]
Weighted Average Maturity (Years)	3 years 1 month 6 days	[2]
Repurchase Agreements
Weighted Average
Weighted Average Yield/Funding Cost	0.52%
Weighted Average Maturity (Years)	0 years 1 month 6 days
Financing on Subprime Mortgage Loans subject to Call Options
Weighted Average
Weighted Average Yield/Funding Cost	9.09%	[3]
Weighted Average Maturity (Years)	(B)	[3]
Interest Rate Swap Agreements
Weighted Average
Weighted Average Yield/Funding Cost	N/A	[4],[5]
Weighted Average Maturity (Years)	(C)	[4],[5]
Non-Hedge Derivative Liabilities
Weighted Average
Weighted Average Yield/Funding Cost	N/A	[4],[6]
Weighted Average Maturity (Years)	(D)	[4],[6]
Real Estate Related and Other Loans Held For Sale
Weighted Average
Weighted Average Yield/Funding Cost	13.92%
Weighted Average Maturity (Years)	1 year 1 month 6 days
Residential Mortgage Loans Held For Investment
Weighted Average
Weighted Average Yield/Funding Cost	8.50%
Weighted Average Maturity (Years)	5 years 4 months 24 days
Residential Mortgage Loans Held For Sale
Weighted Average
Weighted Average Yield/Funding Cost	19.34%
Weighted Average Maturity (Years)	4 years 4 months 24 days
Subprime Mortgage Loans Subject to Call
Weighted Average
Weighted Average Yield/Funding Cost	9.09%	[3]
Weighted Average Maturity (Years)	(B)	[3]
Real Estate Securities Available For Sale
Weighted Average
Weighted Average Yield/Funding Cost	5.44%
Weighted Average Maturity (Years)	2 years 10 months 24 days
Non-Hedge Derivative Assets
Weighted Average
Weighted Average Yield/Funding Cost	N/A	[4],[6],[7]
Weighted Average Maturity (Years)	(D)	[4],[6],[7]
Principal Balance
Financial Instruments
Real estate securities, available-for-sale	1,170,905	[7]
Real estate related loans, held-for-sale, net	567,829
Residential mortgage loans, held-for-investment, net	277,624
Residential mortgage loans, held-for-sale, net	3,129
Subprime mortgage loans subject to call option	406,217	[3]
Non-hedge derivative assets	116,806	[4],[6],[7]
Financial Instruments
CDO bonds payable	543,516	[2]
Other bonds and notes payable	243,745	[2]
Repurchase agreements	556,347
Mortgage notes payable	1,077,163
Credit facilities, golf	152,498	[8]
Financing of subprime mortgage loans subject to call option (B)	406,217	[3]
Junior subordinated notes payable	51,004
Interest rate swaps, treated as hedges	105,031	[4],[5],[7]
Non-hedge derivatives	185,871	[4],[6],[7]
Carrying Amount
Financial Instruments
Real estate securities, available-for-sale	984,263	[7]	1,691,575	[7]
Real estate related loans, held-for-sale, net	437,530		843,132
Residential mortgage loans, held-for-investment, net	255,450		292,461
Residential mortgage loans, held-for-sale, net	2,185		2,471
Subprime mortgage loans subject to call option	406,217	[3]	405,814	[3]
Restricted Cash	5,889	[7]	2,064	[7]
Cash and Cash Equivalents	74,133	[7]	231,898	[7]
Non-hedge derivative assets	43,662	[4],[6],[7]	165	[4],[6],[7]
Investments in senior housing real estate, net	1,362,900		162,801
Investments in other real estate	266,170		6,672
Intangibles	199,725		19,086
Other investments	25,468		24,907
Receivables and other assets	98,225		17,197
Assets of discontinued operations	690,746		245,069
Total Assets	4,852,563		3,945,312
Financial Instruments
CDO bonds payable	544,525	[2]	1,091,354	[2]
Other bonds and notes payable	230,279	[2]	183,390	[2]
Repurchase agreements	556,347		929,435
Mortgage notes payable	1,076,828		120,525
Credit facilities, golf	152,498	[8]		[8]
Financing of subprime mortgage loans subject to call option (B)	406,217	[3]	405,814	[3]
Junior subordinated notes payable	51,237		51,243
Interest rate swaps, treated as hedges	6,203	[4],[5],[7]	12,175	[4],[5],[7]
Non-hedge derivatives	7,592	[4],[6],[7]	19,401	[4],[6],[7]
Dividends payable, accounts payable, accrued expenses and other liabilities	299,446		58,435
Liabilities of discontinued operations	295,267		480
Total Liabilities	3,626,439		2,872,252
Estimated Fair Value
Financial Instruments
Real estate securities, available-for-sale	984,263	[7]	1,691,575	[7]
Real estate related loans, held-for-sale, net	456,535		853,102
Residential mortgage loans, held-for-investment, net	252,039		297,030
Residential mortgage loans, held-for-sale, net	2,185		2,471
Subprime mortgage loans subject to call option	406,217	[3]	405,814	[3]
Restricted Cash	5,889	[7]	2,064	[7]
Cash and Cash Equivalents	74,133	[7]	231,898	[7]
Non-hedge derivative assets	43,662	[4],[6],[7]	165	[4],[6],[7]
Financial Instruments
CDO bonds payable	395,689	[2]	781,856	[2]
Other bonds and notes payable	235,464	[2]	190,302	[2]
Repurchase agreements	556,347		929,435
Mortgage notes payable	1,075,390		120,525
Credit facilities, golf	152,498	[8]		[8]
Financing of subprime mortgage loans subject to call option (B)	406,217	[3]	405,814	[3]
Junior subordinated notes payable	35,479		31,545
Interest rate swaps, treated as hedges	6,203	[4],[5],[7]	12,175	[4],[5],[7]
Non-hedge derivatives	$ 7,592	[4],[6],[7]	$ 19,401	[4],[6],[7]

[1]	See Note 13 regarding the estimation of fair value, which is equal to carrying value for all securities.
[2]	Newcastle notes that the unrealized gain on the liabilities within such structures cannot be fully realized. Assets held within CDOs and other non- recourse structures are generally not available to satisfy obligations outside of such financings, except to the extent Newcastle receives net cash flow distributions from such structures. Furthermore, creditors or beneficial interest holders of these structures have no recourse to the general credit of Newcastle. Therefore, Newcastle's exposure to the economic losses from such structures is limited to its invested equity in them and economically their book value cannot be less than zero. As a result, the fair value of Newcastle's net investments in these non-recourse financing structures is equal to the present value of their expected future net cash flows.
[3]	These two items results from an option, not an obligation, to repurchase loans from Newcastle's subprime mortgage loan securitizations (Note 7), are noneconomic until such option is exercised, and are equal and offsetting.
[4]	Newcastle's derivatives fall into two categories. As of December 31, 2013, all derivatives liabilities, which represent three interest rate swaps, were held within Newcastle's nonrecourse structures. An aggregate notional balance of $290.9 million, is only subject to the credit risks of the respective CDO structures. As they are senior to all the debt obligations of the respective CDOs and the fair value of each of the CDOs' total investments exceeded the fair value of each of the CDOs' derivative liabilities, no credit valuation adjustments were recorded. A derivative asset with an aggregate notional balance of $116.8 million, represents linked transactions with $116.8 million face amount of underlying financed securities. Newcastle's interest rate swap counterparties include Bank of America and Bank of New York Mellon. Newcastle's derivatives are included in other assets or other liabilities in the consolidated balance sheets, as applicable.
[5]	Represents derivative agreements as follows: (See Schedule of fair value of derivative assets)
[6]	This represents a linked transaction entered into in June 2013 with $116.8 million face amount of underlying financial securities. This derivative agreement was not designated as a hedge for accounting purposes as of December 31, 2013.
[7]	Measured at fair value on a recurring basis.
[8]	These credit facilities were entered into late in the fourth quarter of 2013 and Newcastle believes their terms are market terms as of December 31, 2013.